Provisions - United Kingdom Entities - Fair Value Of Plan Assets and Plan Assets Allocation (Details) - UK - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	12.00%	17.00%	20.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	46.00%	50.00%	46.00%
Investment property
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	11.00%	10.00%	13.00%
Other assets Member
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	31.00%	23.00%	21.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 12,887	€ 13,239	€ 13,118
Incorporation of Group companies, net	376	326	353
Expected return on plan assets	(441)	(489)	(445)
Benefits paid	244	209	208
Contributions	993	(285)	481
Exchange differences and other items	696	(113)	(476)
Fair value of plan assets at end of year	€ 14,755	€ 12,887	€ 13,239